ADVANTAGE FUNDS, INC.

-DREYFUS GLOBAL REAL RETURN FUND

Incorporated herein by reference is the definitive version of the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 30, 2013 (SEC Accession No. 0000737520-13-000118).